Debt (Tables)	12 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Debt
	2012	2011
Revolving credit (uncollateralized)	$-	-
5.6% to 8.6% mortgage notes
due in installments through 2027	62,370	67,272
	62,370	67,272
Less portion due within one year	5,239	4,902
	$57,131	62,370